UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 922-6000

Date of fiscal year end:           3/31

Date of reporting period:         9/30/2014

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Institutional Preferred

Money Market Fund

SEMIANNUAL REPORT September 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
20	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2014. During the reporting period, the fund’s Prime shares produced an annualized yield of 0.06%, and its Reserve shares produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced annualized effective yields of 0.06% and 0.01%, respectively, for the same period.1

Stocks and long-term bonds generally rallied in the midst of an accelerating economic recovery over the reporting period. Nonetheless, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economy Rebounded After Soft Patch

Despite ample evidence of an accelerating economic recovery in late 2013 and the start of quantitative easing by the Federal Reserve Board (the “Fed”), market sentiment suffered a setback in the months prior to the beginning of the reporting period. Investors worried that economic and geopolitical instability in the emerging markets could derail the recovery. In addition, U.S. GDP contracted at a surprising 2.1% annualized rate over the first quarter of 2014. Economists attributed the downturn to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of harsh winter weather on corporate spending and housing market activity.

U.S. economic activity appeared to get back on track at the start of the reporting period. Housing starts surged and home sales increased in April, providing evidence that the recovery would resume in warmer weather. There were 304,000 new jobs created across a broad range of industries during the month.The unemployment rate fell to 6.3%, but some of the decline was attributed to discouraged job-seekers leaving the workforce.The Fed continued to taper its quantitative easing program at its April policymaking meeting. In May, nonfarm payroll employment rose by 229,000, and the unemployment rate was unchanged at 6.3%. Meanwhile, manufacturing activity accelerated for the fourth consecutive month, and personal incomes posted a healthy gain.

2

The U.S. economy continued to show signs of renewed strength in June, when 267,000 jobs were created and the unemployment rate dipped to 6.1%. In addition, data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as the Consumer Price Index climbed 2.1% compared to one year earlier. It later was estimated that the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

July provided further evidence of economic recovery. The unemployment rate ticked slightly higher to 6.2%, but 243,000 new jobs were created during the month. Moreover, new claims for unemployment insurance fell to their lowest level since 2006. The Fed implemented additional reductions in its bond purchasing program at its meetings in June and July, putting the quantitative easing program on track for elimination in the fall. August saw further economic improvement when retail sales and new home sales moved sharply higher. In contrast, new job creation fell to 180,000 in August even as the unemployment rate inched lower to 6.1%. Moreover, inflation moderated during the month due to declining fuel prices.

In September, the economic recovery created 248,000 new jobs, and the unemployment rate fell to 5.9%, its lowest level since June 2008.The manufacturing and service sectors expanded for their 16th and 56th consecutive months, respectively, but at a slower pace than in August. Meanwhile, falling energy prices helped to offset rising housing and food prices, contributing to a mild inflation rate of just 0.1% during the month. For its part, the Fed once again reduced its quantitative easing program at the September meeting of its Federal Open Market Committee.

Fed Remains Committed to Low Short-Term Rates

Despite changes in intermediate- and long-term interest rates over the reporting period, money market yields remained steady near zero percent. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

Monetary policymakers at the Fed reiterated that their target for short-term interest rates is likely to remain near historically low levels for “a considerable time after the asset purchase program ends.” Although regulators recently issued changes to the

The Fund 3

LETTER TO SHAREHOLDERS (continued)

rules governing prime money market funds, the new regulations will not become effective until mid-2016.Therefore, the industry’s operations and asset flows have so far been relatively unaffected.

In this environment, and as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these are prudent strategies until we see more solid evidence that short-term interest rates are poised to rise.

October 15, 2014

New York, NY

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss. The Dreyfus Corporation has undertaken to limit fund expenses to maintain the minimum yield floor limit: .00 of 1%. Such expense limitations may fluctuate daily, and are voluntary and temporary, not contractual, and may be terminated by Dreyfus at any time without notice.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2014 to September 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2014

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .50	$.80
Ending value (after expenses)	$1,000.30	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2014

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$.51	$ .81
Ending value (after expenses)	$ 1,024.57	$1,024.27

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
September 30, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—32.8%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.26%, 10/1/14	200,000,000	[a]	200,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.08%—0.25%, 10/7/14—3/26/15	250,000,000		250,000,000
BNP Paribas (Yankee)
0.23%, 10/16/14	100,000,000		100,000,000
Citibank N.A.
0.20%, 12/10/14	200,000,000		200,000,000
Credit Suisse New York (Yankee)
0.23%, 12/1/14	200,000,000		200,000,000
DZ Bank AG (Yankee)
0.27%, 11/7/14	100,000,000		100,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%—0.21%, 10/2/14—11/4/14	300,000,000		300,000,000
Oversea-Chinese Banking (Yankee)
0.23%, 3/11/15—3/13/15	300,000,000		300,000,000
Rabobank Nederland (Yankee)
0.21%, 10/17/14	50,000,000		50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 2/4/15—2/20/15	170,000,000	[b]	170,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.19%, 12/11/14	200,000,000		200,000,000
Toronto Dominion Bank NY (Yankee)
0.24%, 10/22/14	250,000,000		250,000,000
Wells Fargo Bank, NA
0.25%, 10/9/14	100,000,000	[a]	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,420,000,000)			2,420,000,000

Commercial Paper—25.2%
Australia and New Zealand
Banking Group Ltd.
0.24%, 10/17/14	100,000,000	[a,b]	100,000,000
BNP Paribas Finance Inc.
0.22%, 12/29/14	200,000,000		199,891,222
Caisse des Depots et Consignations
0.17%, 10/20/14	242,000,000		241,978,287
DBS Bank Ltd./Singapore
0.23%, 1/26/15	64,000,000	[b]	63,952,160

6

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Erste Abwicklungsanstalt
0.20%, 10/6/14	95,000,000		94,997,361
HSBC Bank PLC
0.24%, 10/3/14	200,000,000	[a,b]	200,000,000
Mitsubishi UFJ Trust and Banking Corp.
0.25%, 2/26/15	100,000,000	[b]	99,897,222
Nordea Bank AB
0.23%, 10/16/14	200,000,000	[b]	199,981,250
Rabobank USA Financial Corp.
0.22%, 2/5/15	250,000,000		249,810,382
Toyota Motor Credit Corp.
0.21%, 2/18/15	150,000,000		149,877,500
United Overseas Bank Ltd.
0.23%, 3/20/15	100,000,000	[b]	99,891,389
Westpac Banking Corp.
0.23%, 10/10/14—10/23/14	150,000,000	[a,b]	150,000,000
Total Commercial Paper
(cost $1,850,276,773)			1,850,276,773

Asset-Backed Commercial Paper—3.4%
Collateralized Commercial Paper II Co., LLC
0.29%, 1/23/15	150,000,000	[b]	149,862,250
Collateralized Commercial Paper Program Co., LLC
0.30%, 2/25/15	100,000,000		99,877,500
Total Asset-Backed Commercial Paper
(cost $249,739,750)			249,739,750

Time Deposits—12.5%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.01%, 10/1/14	62,000,000		62,000,000
Credit Agricole (Grand Cayman)
0.06%, 10/1/14	300,000,000		300,000,000
DZ Bank AG (Grand Cayman)
0.01%, 10/1/14	264,000,000		264,000,000
Swedbank (Grand Cayman)
0.01%, 10/1/14	294,000,000		294,000,000
Total Time Deposits
(cost $920,000,000)			920,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
U.S. Treasury Bills—3.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.00-0.005%, 10/2/14—10/23/14
(cost $224,999,542)	225,000,000	224,999,542

Repurchase Agreement—16.9%
Federal Reserve Bank of New York,
0.00%, dated 9/30/14, due 10/1/14 in the
amount of $1,241,000,000 (fully collateralized
by $1,196,235,400 U.S. Treasury Notes,
2.63%, due 8/15/20, value $1,241,000,024)
(cost $1,241,000,000)	1,241,000,000 [c]	1,241,000,000

Total Investments (cost $6,906,016,065)	93.9%	6,906,016,065
Cash and Receivables (Net)	6.1%	444,851,774
Net Assets	100.0%	7,350,867,839

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2014, these securities amounted to $1,233,584,271 or 16.8% of net assets.
c Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	65.2	U.S. Government	3.1
Repurchase Agreement	16.9	Finance	2.0
Asset-Backed/Banking	3.4
Savings and Loans	3.3		93.9

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $1,241,000,000)—Note 1(b)	6,906,016,065	6,906,016,065
Cash		444,439,651
Interest receivable		1,317,257
		7,351,772,973
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		586,625
Payable for shares of Beneficial Interest redeemed		318,509
		905,134
Net Assets ($)		7,350,867,839
Composition of Net Assets ($):
Paid-in capital		7,350,769,754
Accumulated net realized gain (loss) on investments		98,085
Net Assets ($)		7,350,867,839

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	6,909,649,655	441,218,184
Shares Outstanding	6,909,576,156	441,193,598
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	5,418,698
Expenses:
Management fee—Note 2(a)	3,342,357
Service Plan fees (Reserve Shares)—Note 2(b)	149,104
Trustees’ fees—Note 2(a,c)	17,816
Legal fees—Note 2(a)	10,657
Total Expenses	3,519,934
Less—reduction in expenses due to undertaking—Note 2(a)	(8,441)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(17,816)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(10,657)
Net Expenses	3,483,020
Investment Income—Net	1,935,678
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	75,667
Net Increase in Net Assets Resulting from Operations	2,011,345

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
Operations ($):
Investment income—net	1,935,678	5,417,591
Net realized gain (loss) on investments	75,667	22,418
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,011,345	5,440,009
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(1,922,761)	(5,467,907)
Reserve Shares	(12,917)	(71,569)
Total Dividends	(1,935,678)	(5,539,476)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	24,929,068,775	52,789,823,446
Reserve Shares	2,421,464,486	4,075,940,509
Dividends reinvested:
Prime Shares	1,101,913	2,639,655
Reserve Shares	12,917	71,569
Cost of shares redeemed:
Prime Shares	(24,310,833,332)	(55,109,721,856)
Reserve Shares	(2,500,189,848)	(4,135,172,153)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	540,624,911	(2,376,418,830)
Total Increase (Decrease) in Net Assets	540,700,578	(2,376,518,297)
Net Assets ($):
Beginning of Period	6,810,167,261	9,186,685,558
End of Period	7,350,867,839	6,810,167,261

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2014				Year Ended March 31,
Prime Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.001	.001	.003	.003
Distributions:
Dividends from
investment income—net (.000)[a]			(.001)	(.001)	(.001)	(.003)	(.003)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06	[b]	.07	.15	.15	.26	.33
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.10	[b]	.10	.10	.10	.10	.12
Ratio of net expenses
to average net assets	.10	[b]	.10	.10	.10	.10	.12
Ratio of net investment
income to average
net assets	.06	[b]	.07	.15	.15	.26	.32
Net Assets,
end of period
($ x 1,000)	6,909,650		6,290,242	8,607,593	9,396,853	11,571,089	8,878,284

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

12

Six Months Ended
September 30, 2014					Year Ended March 31,
Reserve Shares	(Unaudited)		2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.001	.002	.003
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.001)	(.001)	(.002)	(.003)
Net asset value,
end of period	1.00		1.00		1.00	1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.01		.09	.09	.20	.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.16	[c]	.16		.16	.16	.16	.18
Ratio of net expenses
to average net assets	.16	[c]	.16		.16	.16	.16	.18
Ratio of net investment income
to average net assets	.01	[c]	.01		.09	.09	.20	.29
Net Assets, end of period
($ x 1,000)	441,218		519,926		579,092	1,579,813	1,243,881	1,263,221

a	Amount represents less than $.001 per share.
b	Amount represents less than $.01%.
c	Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authorita-

14

tive U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	6,906,016,065
Level 3—Significant Unobservable Inputs	—
Total	6,906,016,065
† See Statement of Investments for additional detailed categorizations.

At September 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

16

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as income tax expense in the Statement of Operations. During the period ended September 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2014 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except for the management fee, Service Plan fees, taxes, brokerage commissions,Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended September 30, 2014, fees reimbursed by the Manager amounted to $28,473.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $8,441 during the period ended September 30, 2014.

18

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2014, Reserve shares were charged $149,104 pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $565,661 and Service Plan fees $24,074, which are offset against an expense reimbursement currently in effect in the amount of $3,110.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

The Fund 19

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 24, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

20

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods, except for the five- and ten-year periods when the fund’s performance was at and above the Performance Group median, respectively, and variously above and below (by one basis point) the Performance Universe median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund

22

grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

24

For More Information

Telephone Call your BNY Mellon Fixed Income representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and e-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Institutional Preferred

Plus Money Market Fund

SEMIANNUAL REPORT September 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
19	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the six-month period ended September 30, 2014. During the reporting period, the fund produced an annualized yield of 0.08%. Taking into account the effects of compounding, the fund also produced an annualized effective yield of 0.08% for the same period.1

Stocks and long-term bonds generally rallied in the midst of an accelerating economic recovery over the reporting period. Nonetheless, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economy Rebounded After Soft Patch

Despite ample evidence of an accelerating economic recovery in late 2013 and the start of quantitative easing by the Federal Reserve Board (the “Fed”), market sentiment suffered a setback in the months prior to the beginning of the reporting period. Investors worried that economic and geopolitical instability in the emerging markets could derail the recovery. In addition, U.S. GDP contracted at a surprising 2.1% annualized rate over the first quarter of 2014. Economists attributed the downturn to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of harsh winter weather on corporate spending and housing market activity.

U.S. economic activity appeared to get back on track at the start of the reporting period. Housing starts surged and home sales increased in April, providing evidence that the recovery would resume in warmer weather.There were 304,000 new jobs created across a broad range of industries during the month. The unemployment rate fell to 6.3%, but some of the decline was attributed to discouraged job-seekers leaving the workforce. The Fed continued to taper its quantitative easing program at its April policymaking meeting. In May, nonfarm payroll employment rose by 229,000, and the unemployment rate was unchanged at 6.3%. Meanwhile, manufacturing activity accelerated for the fourth consecutive month, and personal incomes posted a healthy gain.

2

The U.S. economy continued to show signs of renewed strength in June, when 267,000 jobs were created and the unemployment rate dipped to 6.1%. In addition, data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as the Consumer Price Index climbed 2.1% compared to one year earlier. It later was estimated that the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

July provided further evidence of economic recovery. The unemployment rate ticked slightly higher to 6.2%, but 243,000 new jobs were created during the month. Moreover, new claims for unemployment insurance fell to their lowest level since 2006. The Fed implemented additional reductions in its bond purchasing program at its meetings in June and July, putting the quantitative easing program on track for elimination in the fall. August saw further economic improvement when retail sales and new home sales moved sharply higher. In contrast, new job creation fell to 180,000 in August even as the unemployment rate inched lower to 6.1%. Moreover, inflation moderated during the month due to declining fuel prices.

In September, the economic recovery created 248,000 new jobs, and the unemployment rate fell to 5.9%, its lowest level since June 2008.The manufacturing and service sectors expanded for their 16th and 56th consecutive months, respectively, but at a slower pace than in August. Meanwhile, falling energy prices helped to offset rising housing and food prices, contributing to a mild inflation rate of just 0.1% during the month. For its part, the Fed once again reduced its quantitative easing program at the September meeting of its Federal Open Market Committee.

Fed Remains Committed to Low Short-Term Rates

Despite changes in intermediate- and long-term interest rates over the reporting period, money market yields remained steady near zero percent. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

Monetary policymakers at the Fed reiterated that their target for short-term interest rates is likely to remain near historically low levels for “a considerable time after the asset purchase program ends.” Although regulators recently issued changes to the

The Fund 3

LETTER TO SHAREHOLDERS (continued)

rules governing prime money market funds, the new regulations will not become effective until mid-2016.Therefore, the industry’s operations and asset flows have so far been relatively unaffected.

In this environment, and as we have for some time, we have maintained a shorter than industry average weighted average maturity for the fund, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these are prudent strategies until we see more solid evidence that short-term interest rates are poised to rise.

October 15, 2014

New York, NY

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time.
Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been lower absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from April 1, 2014 to September 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2014

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,000.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2014

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,025.07

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

September 30, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—23.7%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.15%—0.25%, 10/6/14—2/17/15	40,000,000		40,000,000
Branch Banking & Trust Co.
0.13%, 12/3/14	45,000,000		45,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.12%, 10/14/14	50,000,000	[a]	50,000,000
Mizuho Bank Ltd/NY (Yankee)
0.19%, 11/12/14	40,000,000		40,000,000
Norinchukin Bank/NY (Yankee)
0.21%, 12/17/14	10,000,000		10,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.15%, 10/20/14	50,000,000	[a]	50,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.13%, 10/20/14	50,000,000		50,000,000
TD Bank (Yankee)
0.12%, 10/1/14	10,000,000		10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $295,000,000)			295,000,000

Commercial Paper—9.7%
American Honda Finance
0.11%, 11/12/14	30,000,000		29,996,150
Caisse Centrale Desjardn
0.12%, 10/29/14	50,000,000	[a]	49,995,333
Credit Suisse New York
0.22%, 10/20/14	40,000,000		39,995,356
Total Commercial Paper
(cost $119,986,839)			119,986,839

Asset-Backed Commercial Paper—8.5%
Antalis U.S. Funding Corp.
0.16%, 10/15/14	55,060,000	[a]	55,056,574

6

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Collateralized Commercial Paper II Co., LLC
0.13%, 10/20/14	50,000,000	[a]	49,996,569
Total Asset-Backed Commercial Paper
(cost $105,053,143)			105,053,143

Time Deposits—24.1%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.05%, 10/1/14	50,000,000		50,000,000
Credit Agricole (Grand Cayman)
0.06%, 10/1/14	50,000,000		50,000,000
DZ Bank AG (Grand Cayman)
0.01%, 10/1/14	50,000,000		50,000,000
Lloyds Bank (London)
0.01%, 10/1/14	50,000,000		50,000,000
Skandinaviska Enskilda
Banken NY (Grand Cayman)
0.01%, 10/1/14	50,000,000		50,000,000
Svenska Handelsbanken Inc
(Grand Cayman)
0.01%, 10/1/14	50,000,000		50,000,000
Total Time Deposits
(cost $300,000,000)			300,000,000

U.S. Treasury Bills—8.0%
0.00%, 10/16/14
(cost $100,000,000)	100,000,000		100,000,000

U.S. Treasury Notes—16.2%
0.05%—0.06%, 10/31/14—11/15/14
(cost $200,716,858)	200,000,000		200,716,859

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreement—9.6%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.01%, dated 9/30/14, due 10/1/14 in the
amount of $119,000,033 (fully collateralized by
$397,365 U.S. Treasury Bills, due 11/6/14,
value $397,360, $13,090,196 U.S. Treasury Bonds,
2.75%-8.50%, due 2/15/20-8/15/43, value $14,862,887,
$8,300,250 U.S. Treasury Inflation Protected Securities,
0.13%-3.63%, due 7/15/16-4/15/28, value $9,411,322
and $95,751,868 U.S. Treasury Notes, 0.75%-3.63%,
due 4/30/16-8/15/21, value $96,708,434)
(cost $119,000,000)	119,000,000	119,000,000

Total Investments (cost $1,239,756,841)	99.8%	1,239,756,841

Cash and Receivables (Net)	.2%	2,972,563

Net Assets	100.0%	1,242,729,404

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2014, these securities amounted to $255,048,476 or 20.5% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	55.1	Asset-Backed/Banking	4.0
U.S. Government	24.2	Finance	2.4
Repurchase Agreement	9.6
Asset-Backed/Special Purpose Entity	4.5		99.8

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreement
of $119,000,000)—Note 1(b)	1,239,756,841	1,239,756,841
Cash		348,019
Interest receivable		2,613,485
Due from The Dreyfus Corporation and affiliates—Note 2(b)		11,059
		1,242,729,404
Liabilities ($)		—
Net Assets ($)		1,242,729,404
Composition of Net Assets ($):
Paid-in capital		1,242,719,924
Accumulated net realized gain (loss) on investments		9,480
Net Assets ($)		1,242,729,404
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		1,242,719,924
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	501,253
Expenses:
Management fee—Note 2(a)	624,782
Trustees’ fees—Note 2(a,c)	5,541
Legal fees—Note 2(a)	1,973
Total Expenses	632,296
Less—reduction in expenses due to undertaking—Note 2(a)	(624,782)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(5,541)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(1,973)
Net Expenses	—
Investment Income—Net, representing net increase
in net assets resulting from operations	501,253

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
Operations ($):
Investment income—net	501,253	973,388
Net realized gain (loss) on investments	—	9,480
Net Increase (Decrease) in Net Assets
Resulting from Operations	501,253	982,868
Dividends to Shareholders from ($):
Investment income—net	(501,253)	(973,578)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,411,103,157	7,555,932,095
Cost of shares redeemed	(3,429,495,618)	(7,491,748,044)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(18,392,461)	64,184,051
Total Increase (Decrease) in Net Assets	(18,392,461)	64,193,341
Net Assets ($):
Beginning of Period	1,261,121,865	1,196,928,524
End of Period	1,242,729,404	1,261,121,865

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2014					Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.001	.001	.002	.001
Distributions:
Dividends from
investment income—net	(.000)[a]		(.001)	(.001)	(.001)	(.002)	(.001)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08	[b]	.08	.11	.08	.21	.14
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.10	[b]	.10	.10	.10	.10	.12
Ratio of net expenses
to average net assets	.00	[b]	.00	.00	.00	.00	.02
Ratio of net investment
income to average
net assets	.08	[b]	.08	.11	.08	.20	.14
Net Assets,
end of period
($ x 1,000)	1,242,729		1,261,122	1,196,929	1,311,439	952,020	739,015

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At September 30, 2014, all of the fund’s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

14

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,239,756,841
Level 3—Significant Unobservable Inputs	—
Total	1,239,756,841
† See Statement of Investments for additional detailed categorizations.

At September 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

16

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2014 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, the Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage commissions, Trustees’ fees, fees and expenses of independent counsel of the fund and

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended September 30, 2014, fees reimbursed by the Manager amounted to $7,514.

The Manager had undertaken, from April 1, 2014 through September 30, 2014 to waive its management fee. The reduction in direct expenses, pursuant to the undertaking, amounted to $624,782 during the period ended September 30, 2014. The waiver is voluntary, not contractual and can be terminated at any time.

(b) The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $94,423, which are offset against an expense reimbursement currently in effect in the amount $105,482.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

18

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 24, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance ranked in the first quartile of the Performance Group and the Performance Universe for all periods, except for the ten-year period when the fund’s performance was ranked in the second quartile of the Performance Group and the Performance Universe, and ranked first in Performance Group for the one-year period.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee (which was zero) and total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group and Expense Universe).The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

20

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

22

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 23

NOTES

For More Information

Telephone Call your BNY Mellon Fixed Income representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.

You can obtain product information and e-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds;

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 17, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	November 17, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)